Label	Element	Value
Growth & Income Fund
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Supplement [Text Block]	ck0000719423_SupplementTextBlock

VALIC COMPANY I

Supplement to the Prospectus dated October 1, 2012, as supplemented

Upon the effective date of the JPMIM Sub-Advisory Agreement, SunAmerica Asset Management Corp. (“SAAMCo”) will cease to be a sub-adviser to the Growth & Income Fund, and the following changes will become effective with respect to the Growth & Income Fund:

Risk/Return [Heading]	rr_RiskReturnHeading	Growth & Income Fund
Strategy [Heading]	rr_StrategyHeading	In the Fund Summary, the Principal Investment Strategies of the Fund will be deleted in its entirety and replaced with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in stocks that provide long-term growth potential. As a secondary goal, the Fund invests in stocks that will provide current income. The sub-adviser uses a bottom-up, disciplined investment process. The sub-adviser seeks to achieve the Fund’s investment objective through stock selection grounded in proprietary fundamental research and disciplined portfolio construction. Individual securities are ranked within industry sectors based on the attractiveness of their valuations. The sub-adviser believes this approach may reduce the market timing, sector and style risks typically associated with active portfolio management while maintaining risk characteristics similar to the Fund’s benchmark.

The Fund generally invests 90% to 95% of total assets, at the time of purchase, in common stocks and equity-related securities. The Fund principally invests in large capitalization companies. The sub-adviser may engage in frequent and active trading of portfolio securities to achieve the Fund’s objective.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and such other securities as the Fund and the securities lending agent may agree upon.

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J.P. Morgan Investment Management, Inc. (“JPMIM”) assumed sub-advisory responsibility on September 16, 2013. Prior to such time, the Fund was sub-advised by SunAmerica Asset Management Corp.

Date: August 7, 2013